Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	There are no new securities being registered with this filing. A registration fee of $921.42 was previously paid with respect to these securities on October 14, 2026 (Accession No. 0001918704-26-031403). Fee per Rule 457(r)
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 0.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true